SHARE CAPITAL AND RESERVES (Detail Narrative 2)		12 Months Ended
	Aug. 09, 2018 CAD ($) shares	Nov. 30, 2019 shares $ / shares	Nov. 30, 2018 CAD ($) shares $ / shares	Nov. 30, 2017 shares $ / shares
Statements Line Items [Line Items]
Basic and diluted earnings (loss) per share | $ / shares		$ 1.78	$ 3.14	$ 0.96
Weighted average number of ordinary shares outstanding		4,255,297	2,397,117	2,001,832
Basic and diluted profit per share attributable to non-controlling interests | $ / shares		$ (.01)	$ 0.02
Attributable to non-controlling interests of weighted average number of common shares outstanding		4,255,297	2,397,117
Stock option holders granted stock options		461,500	117,000	240,000
Share Options [Member]
Statements Line Items [Line Items]
Stock option holders granted stock options			117,000
Share Options [Member] | Stock Option Vesting Tranche Two [Member]
Statements Line Items [Line Items]
Percentage of vested share			25.00%
Share Options [Member] | Stock Option Vesting Tranche One [Member]
Statements Line Items [Line Items]
Percentage of vested share			25.00%
Share Options [Member] | Stock Option Vesting Tranche Three [Member]
Statements Line Items [Line Items]
Percentage of vested share			25.00%
Leading Brands Inc [Member]
Statements Line Items [Line Items]
Stock option holders granted stock options	117,000
Fair value of stock options | $	$ 96,303
Leading Brands Inc [Member] | Share Options [Member]
Statements Line Items [Line Items]
Percentage of options granted			25.00%
Stock option holders granted stock options			89,000
Fair value of stock options | $			$ 96,303
Percentage of vested share			25.00%